PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 46,325	$ 27,336
Less accumulated depreciation and amortization	(21,093)	(12,287)
Property and equipment, net	25,232	15,049	$ 37,962
Depreciation and amortization	9,700	5,900
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	19,962	13,063
Software
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	11,063	7,712
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	5,592	2,518
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 9,708	$ 4,043